Right-of-Use Assets — Operating Leases	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets — Operating Leases [Abstract]
RIGHT-OF-USE ASSETS — OPERATING LEASES

Note 10 — RIGHT-OF-USE ASSETS — OPERATING LEASES

Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Leasehold properties	5,937,734	6,336,278	4,712,739
Less: Accumulated amortization	(1,415,210)	(1,915,651)	(1,424,805)
Right-of-use assets – operating leases	4,522,524	4,420,627	3,287,934

Amortization expenses of right-of-use assets — operating leases for the years ended March 31, 2023, 2024 and 2025 amounted to S$667,660, S$986,420 and S$1,291,797 (US$960,801), respectively.